Shareholder Report	1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings	Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Tidal Trust II
Entity Central Index Key		0001924868
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
Blueprint Chesapeake Multi-Asset Trend ETF
Shareholder Report [Line Items]
Fund Name		Blueprint Chesapeake Multi-Asset Trend ETF
Class Name		Blueprint Chesapeake Multi-Asset Trend ETF
Trading Symbol		TFPN
Annual or Semi-Annual Statement [Text Block]		annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		This annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://tfpnetf.com/. You can also request this information by contacting us at 800-245-7339 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number		800-245-7339
Additional Information Website		https://tfpnetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$199	2.01%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

TFPN was launched on July 11, 2023. In it's first full year of trading, the fund has performed in line with expectations on both an absolute and relative basis. The Fund returned 1.65% (NAV) for the fiscal year ended June 30, 2024 vs 24.81% for the S&P 500 Total Return Index and vs 3.61% for the SG CTA Index. The main drivers of performance over the past year have been: a) commodity trends, in particular the rising trends in Cocoa and Coffee prices, and b) rising trends in the single stock portfolio.

What Factors Influenced Performance

Persistent, outlier trends in commodities and stocks. The inflection point and stabilization of interest rates and inflation are the largest factors driving fixed income positions.

Positioning

With nearly 400 positions, the fund's positioning is constantly adapting to the 'trendiness' of each position. Top contributors and detractors are as follows:

Largest Contributors		Largest Detractors
NY/London COCOA ELF BEAUTY INC VITAL FARMS INC NY/London/Brazil COFFEE AZZ INC MICROSTRATEGY INC COINBASE GLOBAL INC VEECO INSTRUMENTS INC	UFP TECHNOLOGIES INC CARPENTER TECHNOLOGY CORP FCOJ CLEANSPARK INC PILGRIMS PRIDE CORP MOOG INC GRIFFON CORP	SUGAR 3MTH SONIA FUTURE OATS FEEDER CATTLE BOEING CO ADOBE INC LME NICKEL EURIBOR	LEAD LME MINERAL RESOURCES LTD COMMERCIAL METALS CO ROUGH RICE COLUMBUS MCKINNON CORP VERISK ANALYTICS INC FX CHF/CAD

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good indicator of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Annual Performance

Returns for the Year Ended June 30, 2024:	Since Inception (7/11/2023)
Blueprint Chesapeake Multi Asset Trend ETF - NAV	1.65%
Blueprint Chesapeake Multi Asset Trend ETF - Market	2.81%
S&P 500® Total Return Index	24.81%
SG CTA Index	3.61%

Performance Inception Date			Jul. 11, 2023
No Deduction of Taxes [Text Block]		The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares but assume reinvestment of capital gains, dividends and return of capital.
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Net Assets	$ 113,232,000	$ 113,232,000	$ 113,232,000
Holdings Count | Holdings	442	442	442
Advisory Fees Paid, Amount		$ 624,750
Investment Company, Portfolio Turnover		89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Thousands)	$113,232
Number of Holdings	442
Total Advisory Fee Paid	$624,750
Annual Portfolio Turnover	89%

Holdings [Text Block]

Sector/Security Type Breakdown (% of net assets)

(Excludes securities sold short and other financial instruments)

Top 10 Issuers	(% of net assets)
United States Treasury Bills	14.5
United States Treasury Notes/Bonds	6.6
iShares Short-Term National Muni Bond ETF	2.6
iShares 0-5 Year TIPS Bond ETF	2.1
Vanguard Short-Term Corporate Bond ETF	1.7
iShares TIPS Bond ETF	1.2
elf Beauty, Inc.	1.1
iShares National Muni Bond ETF	1.0
SPDR Bloomberg High Yield Bond ETF	1.0
iShares 0-5 Year High Yield Corporate Bond	1.0

Sector Breakdown Investments Sold Short
(% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]
Top 10 Issuers	(% of net assets)
United States Treasury Bills	14.5
United States Treasury Notes/Bonds	6.6
iShares Short-Term National Muni Bond ETF	2.6
iShares 0-5 Year TIPS Bond ETF	2.1
Vanguard Short-Term Corporate Bond ETF	1.7
iShares TIPS Bond ETF	1.2
elf Beauty, Inc.	1.1
iShares National Muni Bond ETF	1.0
SPDR Bloomberg High Yield Bond ETF	1.0
iShares 0-5 Year High Yield Corporate Bond	1.0

Cambria Chesapeake Pure Trend ETF
Shareholder Report [Line Items]
Fund Name		Cambria Chesapeake Pure Trend ETF
Class Name		Cambria Chesapeake Pure Trend ETF
Trading Symbol		MFUT
Annual or Semi-Annual Statement [Text Block]		annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		This annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.cambriafunds.com. You can also request this information by contacting us at 855-766-7661 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number		855-766-7661
Additional Information Website		www.cambriafunds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$82	0.82%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Cambria Chesapeake Pure Trend ETF ('MFUT' or the 'Fund') seeks capital preservation and long-term capital appreciation using a proprietary, systematic trend following strategy. MFUT attempts to identify opportunities in market trends, across four macro asset classes: currencies, commodities, fixed income, and equities. The Fund provides global long/short exposure.MFUT commenced operations on May 28, 2024, and June 2024 was its first complete month of trading. MFUT returns for the period ended June 30, 2024 were: negative 3.80% NAV and negative 3.55% market price. The S&P 500 Total Return Index returned 3.05% for the period and the SG CTA Index return was a negative 3.64 % for the period. Three of the four sectors contributed negatively to performance with the currency sector producing positive results.

What Factors Influenced Performance

Commodities: approximately 33% of fund exposure produced negative results. Gains were recorded in the agricultural markets on short grain positions (corn, wheat and soybeans). These gains were more than offset from losses on long positions in the metal (copper, gold and silver) and energy (crude oil) complexes. Currencies: approximately 23% of fund exposure produced gains on US dollar positions. The largest gains were recorded in the Brazilian Real, Swiss Franc Japanese Yen and Taiwanese Dollar. Losses were recorded in the Philippine Peso, South African Rand, Korean Won and Australian Dollar.Fixed income: at 22% exposure produced losses on short futures positions as the trend in lower yields began to reverse. Negative results were recorded across the US yield curve.Equities: the 22% exposure to stocks also produced losses as newly established long positions sold off into the month end. Losses were posted in ADP, EXR, NXT and PAYX. Gains were recorded in LMT<CVX and LNG.

Positioning

The fund enters the next quarter maintaining its exposure levels per sector, and we believe is well positioned to take advantage of macroeconomic moves that are influencing the price movements across the four sectors of the portfolio.We believe the Cambria Chesapeake Pure Trend ETF Fund is well positioned to take advantage of price trends as they emerge in 2024.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good indicator of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Year Ended June 30, 2024:	Since Inception (5/28/2024)
Cambria Chesapeake Pure Trend ETF - NAV	-3.80%
Cambria Chesapeake Pure Trend ETF - Market	-3.55%
S&P 500® Total Return Index	3.05%
SG CTA Index	-3.64%

Performance Inception Date	May 28, 2024
No Deduction of Taxes [Text Block]		The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares but assume reinvestment of capital gains, dividends and return of capital.
Material Change Description [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Net Assets	$ 22,126,000	$ 22,126,000	$ 22,126,000
Holdings Count | Holdings	119	119	119
Advisory Fees Paid, Amount		$ 8,454
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Fund Size (Thousands)	$22,126
Number of Holdings	119
Total Advisory Fee Paid	$8,454
Annual Portfolio Turnover	0%

Holdings [Text Block]

Sector/Security Type Breakdown (% of net assets)

(Excludes securities sold short and other financial instruments)

Top 10 Holdings	(% of net assets)
United States Treasury Bill,5.29%, 10/31/2024	8.9
United States Treasury Bill,5.17%, 03/20/2025	8.7
Automatic Data Processing, Inc.	5.5
Lockheed Martin Corp.	4.9
Honeywell International, Inc.	4.7
Yum! Brands, Inc.	3.5
Paychex, Inc.	3.4
Apple, Inc.	3.1
Sempra	2.9
Rio Tinto PLC - ADR	2.9

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
United States Treasury Bill,5.29%, 10/31/2024	8.9
United States Treasury Bill,5.17%, 03/20/2025	8.7
Automatic Data Processing, Inc.	5.5
Lockheed Martin Corp.	4.9
Honeywell International, Inc.	4.7
Yum! Brands, Inc.	3.5
Paychex, Inc.	3.4
Apple, Inc.	3.1
Sempra	2.9
Rio Tinto PLC - ADR	2.9